DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2022
DESCRIPTION OF BUSINESS
DESCRIPTION OF BUSINESS

1.      DESCRIPTION OF BUSINESS

Nature of Operations and Organization

CASI Pharmaceuticals, Inc. (“CASI” or the “Company”) (Nasdaq: CASI) is a biopharmaceutical company focused on developing and commercializing innovative therapeutics and pharmaceutical products in China, the United States, and throughout the world. The Company was incorporated in 1991, and in 2012, with new leadership, the Company shifted its business strategy to China and has since built an infrastructure in China that includes sales and marketing, medical affairs, regulatory and clinical development and in the foreseeable future, manufacturing.

The Company is focused on acquiring, developing and commercializing products that augment our hematology oncology therapeutic focus as well as other areas of unmet medical need. The Company is executing its plan to become a biopharmaceutical leader by launching medicines in the greater China market, leveraging its China-based regulatory, clinical and commercial competencies and its global drug development expertise. The majority of the Company’s operations and activities are now located in China and are conducted primarily through two subsidiaries: (i) CASI Pharmaceuticals (China) Co., Ltd. (“CASI China”), which is wholly owned and is located in Beijing, China, and (ii) CASI Pharmaceuticals (Wuxi) Co., Ltd. (“CASI Wuxi”), which is located in Wuxi, China. CASI China is primarily responsible for the day-to-day operations, and oversee the Company’s commercial activities throughout China. CASI Wuxi is part of the long-term strategy to support the Company’s future clinical and commercial manufacturing needs, to manage its supply chain for certain products, and to develop a GMP manufacturing facility in China.

On January 31, 2023, CASI Pharmaceuticals, Inc., the Delaware corporation (“CASI Delaware”) and CASI Pharmaceuticals Holdings, Inc., an exempted company incorporated under the laws of the Cayman Islands and a wholly owned subsidiary of the Company (“CASI Cayman”) entered into a definitive agreement and plan of merger (the “Merger Agreement”) related to a proposed merger transaction. The Merger Agreement provides that, upon the terms and subject to the conditions set forth therein, CASI Delaware will merge with and into CASI Cayman (the “Redomicile Merger”), with CASI Cayman surviving and changing its name to CASI Pharmaceuticals, Inc. Following the Redomicile Merger, CASI Cayman, together with its subsidiaries, owns and continues to conduct the Company’s business in substantially the same manner as is currently being conducted by the Company and its subsidiaries.

The Merger Agreement and the Redomicile Merger were approved by the stockholders of CASI Delaware at a special meeting of stockholders held on March 20, 2023. The Merger Agreement was filed with CASI Cayman’s Registration Statement on Form F-4 filed with the Securities and Exchange Commission (the “SEC”) on January 31, 2023 (the “Registration Statement”) and CASI Cayman’s prospectus filed with the SEC on February 14, 2023 (the “Prospectus”). The Merger Agreement and Redomicile Merger is described in details in CASI Cayman’s proxy statement/prospectus filed with the SEC on January 31, 2023.

On March 21, 2023, CASI Delaware and CASI Cayman completed the Redomicile Merger.  Each issued and outstanding stock of CASI Delaware’s common stock was converted to one ordinary share of CASI Cayman. The consolidated financial statements of CASI Cayman represents the continuation of the financial statements of CASI Delaware, reflecting the assets and liabilities, accumulated deficit, and other equity balances of CASI Delaware before the Redomicile Merger. The equity structure is restated using the exchange ratio established in the Merger Agreement to reflect the number of shares of CASI Cayman.

Business Overview

The Company has built a fully integrated, world class biopharmaceutical company dedicated to the successful development and commercialization of innovative and other therapeutic products. Its business development strategy is currently focused on acquiring additional targeted drugs and immuno-oncology therapeutics through licensing that will expand its hematology/oncology franchise. The Company uses a market-oriented approach to identify pharmaceutical/biotechnology candidates that it believes to have the potential for gaining widespread market acceptance, either globally or in China, and for which development can be accelerated under its global drug development strategy. In many cases its business development strategy includes direct equity investments in the licensor company.  The Company intends for its pipeline to reflect a diversified and risk-balanced set of assets that include (1) late-stage clinical drug candidates in-licensed for China or global regional rights, (2) proprietary or licensed innovative drug candidates, and (3) select high quality pharmaceuticals that fit its therapeutic focus. The Company has focused on US/EU approved product candidates, and product candidates with proven targets or product candidates that have reduced clinical risk with a greater emphasis on innovative therapeutics. Although oncology with a focus on hematological malignancies is its principal clinical and commercial target, the Company is opportunistic about other therapeutic areas that can address unmet medical needs. The Company will continue to pursue building a robust pipeline of drug candidates for development and commercialization in China as its primary market, and if rights are available for the rest of the world.

The Company believes its China operations offer a significant market and growth potential due to the extraordinary increase in demand for high quality medicines coupled with regulatory reforms in China that facilitate the entry of new pharmaceutical products into the country. The Company will continue to in-license clinical-stage and late-stage drug candidates, and leverage its cross-border operations and expertise, and hope to be the partner of choice to provide access to the China market. The Company expects the implementation of its plans will include leveraging its resources and expertise in both the U.S. and China so that the Company can maximize regulatory, development and clinical strategies in both countries.

The Company launched its first commercial product, EVOMELA® (Melphalan for Injection) in China in August 2019. In China, EVOMELA® is approved for use as a conditioning treatment prior to stem cell transplantation and as a palliative treatment for patients with multiple myeloma. EVOMELA®, was originally licensed from Spectrum Pharmaceuticals, Inc. (“Spectrum”) and it had a supply agreement with Spectrum to support its application for import drug registration and for commercialization purposes. Spectrum completed the sale of its portfolio of FDA-approved hematology/oncology products including EVOMELA® to Acrotech Biopharma L.L.C. (“Acrotech”) on March 1, 2019. The original supply agreement with Spectrum was assumed by Acrotech.

The other core hematology/oncology assets in the Company’s pipeline include:

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CNCT19 is an autologous CD19 CAR-T investigative product (“CNCT19”) being developed by the Company’s partner Juventas Biotechnology (Tianjin) Co., Ltd. (“Juventas”) for which it has exclusive worldwide co-commercial and profit-sharing rights. CNCT19 is being developed as a potential treatment for patients with hematological malignancies which express CD19 including, B-cell acute lymphoblastic leukemia (“B-ALL”) and B-cell non-Hodgkin lymphoma (“B-NHL”). Juventas has completed the CNCT19 Phase 1 studies in patients with B-ALL and B-NHL, and has completed the Phase 2 B-ALL pivotal study in China, the B-NHL registration study is still ongoing in China. In December 2022, NMPA has accepted the NDA from Juventas for CNCT19 for the treatment of adult patients with relapsed/refractory B-ALL.

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In October 2020, the Company entered into an exclusive licensing agreement with BioInvent International AB (“BioInvent”) for the development and commercialization of novel anti-FcγRIIB antibody, BI-1206, in Mainland China, Taiwan, Hong Kong and Macau. BioInvent is a biotechnology company focused on the discovery and development of first-in-class immune-modulatory antibodies for cancer immunotherapy. BI-1206 is being investigated in a Phase 1/2 trial, in combination with anti-PD1 therapy Keytruda® (pembrolizumab), in patients with solid tumors, and in a Phase 1/2a trial in combination with MabThera® (rituximab) in patients with relapsed/refractory non-Hodgkin lymphoma (NHL). Clinical Trial Application (CTA) was approved by China National Medical Products Administration (NMPA) in December 2021 and ethics committee approvals have been received in January of 2022. The Company obtained approval from Human Genetic Resources Administration of China (“HGRAC”) in April 2022. The Company is planning a Phase 1 study of BI-1206 in combination with rituximab with a single agent BI-1206 run in phase in patients with  NHL (mantle cell lymphoma, marginal zone lymphoma, and follicular lymphoma) to assess PK, safety and tolerability, select the Recommended Phase 2 Dose and assess early signs of clinical efficacy as part of its development program for BI-1206 in China. The study received regulatory approval from the China Center for Drug Evaluation (“CDE”) in the second quarter of 2022, and the first patient was enrolled and dosed in the third quarter of 2022.

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CB-5339 is a novel VCP/p97 inhibitor focused on valosin-containing protein (VCP)/p97 as a novel target in protein homeostasis, DNA damage response and other cellular stress pathways for therapeutic use in the treatment of patients with various malignancies. The Company entered into an exclusive license on March 21, 2021 with Cleave Therapeutics, Inc. (“Cleave”) for the development and commercialization of CB-5339 in Mainland China, Hong Kong, Macau and Taiwan. CB-5339, an oral second-generation, small molecule VCP/p97 inhibitor, is being evaluated in a Phase 1 clinical trial in patients with acute myeloid leukemia (AML) and myelodysplastic syndrome (MDS). The CDE has responded to CB-5339 CTA application for the multiple myeloma indication submitted in March 2022 and the Company has completed and submitted its response to the CDE.

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CID-103 is a full human IgG1 anti-CD38 monoclonal antibody recognizing a unique epitope that has demonstrated an encouraging preclinical efficacy and safety profile compared to other anti-CD38 monoclonal antibodies, and which the Company has exclusive global rights. CID-103 is being developed for the treatment of patients with multiple myeloma.  The Phase 1 dose escalation and expansion study of CID-103, in patients with previously treated, relapsed or refractory multiple myeloma is closed to further accrual in France and the UK.

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Thiotepa is a chemotherapeutic agent, which has multiple indications including use as a conditioning treatment for use prior to certain allogeneic haemopoietic stem cell transplants. Thiotepa has a long history of established use in the hematology/oncology setting. The Company is applying for generic registration and, subject to regulatory and marketing approvals.

Liquidity and Capital Resources

Since its inception in 1991, the Company has incurred significant losses from operations and, as of December 31, 2022, has incurred an accumulated deficit of $637.2 million.

The Company believes that it has sufficient resources to fund its operations at least one year beyond the date that the consolidated financial statements are issued. As of December 31, 2022, the Company had a balance of cash and cash equivalents of $47.1 million, term deposits of $4.5 million, of which $39.6 million was held in the financial institutions in the PRC. The Company intends to continue to exercise tight controls over operating expenditures and will continue to pursue opportunities, as required, to raise additional capital and will also actively pursue non- or less-dilutive capital raising arrangements or opportunities.

Risks and Uncertainties

Early in the COVID-19 pandemic the Company experienced a disruption to its supply chain for EVOMELA®. While it experienced no material supply disruption in 2021 or 2022, there can be no assurance that restrictions will not be imposed again. In 2022, multiple cities in China had been shut down for over two months which resulted in a major impact to both the outpatient and inpatient services provided by the major hospitals in those cities. As a result, EVOMELA® sales declined in the affected cities during the COVID 19 shutdown. The Chinese health authority cancelled the stringent COVID-19 controlled measure in December 2022, which put an overwhelming strain on healthcare system. The overstretched healthcare system may have further impact on EVOMELA® sales and clinical programs in China.

In addition, economic and other uncertainties may adversely affect other parties’ willingness to negotiate and execute product licenses and thus hamper the Company’s ability to in-license clinical-stage and late-stage drug candidates in China or elsewhere.

License and Distribution Agreements

Acrotech License Arrangements

The Company has product rights and perpetual exclusive licenses from Acrotech Biopharma L.L.C. (“Acrotech”) to develop and commercialize its commercial product EVOMELA® (Melphalan Hydrochloride For Injection) in the greater China region (which includes Mainland China, Taiwan, Hong Kong and Macau). As well the Company had similar rights to assets ZEVALIN® (Ibritumomab Tiuxetan) and MARQIBO® (Vincristine Sulfate Liposome Injection). The exclusive licenses held by the Company were originally licensed from Spectrum Pharmaceuticals Cayman, LP Inc. (“Spectrum”), and Spectrum completed the sale of its portfolio of FDA-approved hematology/oncology products including EVOMELA® to Acrotech on March 1, 2019. On December 3, 2018, the Company received NMPA’s approval for importation, marketing and sales in China and in August 2019 the Company launched commercial sales EVOMELA® in China. The NMPA required EVOMELA® post-marketing study has been completed and the clinical study report is being finalized for regulatory submission. In May 2022, Acrotech and the Company agreed to terminate the license agreement with respect to MARQIBO® and ZEVALIN®.

China Resources Pharmaceutical Commercial Group International Trading Co., Ltd.

In March 2019, the Company entered into a three-year exclusive distribution agreement with China Resources Pharmaceutical Commercial Group International Trading Co., Ltd. (“CRPCGIT”) to appoint CRPCGIT on an exclusive basis as its distributor to distribute EVOMELA® in the territory of the People’s Republic of China (excluding Hong Kong, Taiwan and Macau), subject to certain terms and conditions. The Company’s internal marketing and sales team are responsible for commercial activities, including, for example, direct interaction with Key Opinion Leaders (KOL), physicians, hospital centers and the generating of sales. The agreement was renewed in March 2022 for another two years.

Precision Autoimmune Therapeutics Co., Ltd., (previously known as Beijing Tianshi Tongda Pharmaceuticals Technology Co., Ltd)

In May 2022, the Company entered into a Sublicense Agreement (the “Sublicense Agreement”) with Precision Autoimmune Therapeutics Co., Ltd. (“PAT”), a company established under the laws of China, pursuant to which the Company granted PAT an exclusive (subject to the commercialization and co-marketing rights), perpetual, worldwide license, with the right to freely grant further sublicenses subject to terms and conditions in the Sublicense Agreement, for the investigational anti-CD38 monoclonal antibody TSK011010 licensed and controlled by the Company from Black Belt Therapeutics Limited, in the treatment, prevention and diagnosis of autoimmune diseases, conditions and disorders in humans. Pursuant to the Sublicense Agreement, PAT will make an upfront payment of $10.0 million equivalent in two equal instalments upon completion of its first and second financing, respectively, plus potential future payments of development and sales milestones and royalties to the Company. The Company received the first installment in the amount of $5.0 million in 2022 and recognized it as sublicense revenue.

Also in May 2022, CASI Pharmaceuticals (China) Co., Ltd. (“CASI China”) entered into an agreement for the investment in PAT in the amount of RMB 20.0 million (approximately $3.0 million) in cash during PAT’s first equity financing (see Note 3).

Juventas Biotechnology (Tianjin) Co., Ltd. (“Juventas”)

In June 2019, the Company entered into a license agreement for exclusive worldwide license to commercialize an autologous anti-CD19 T-cell therapy product (CNCT19) from Juventas (the “Exclusive License Agreement”).  Juventas is a China-based company engaged in cell therapy. The terms of the agreement include RMB 70 million ($10 million) of milestone payments upon the registration of Phase II clinical trial of CNCT19 and sales royalty payments. The milestone was met during the third quarter of 2020, the Company paid the milestone payment of RMB 70 million to Juventas in September 2020, and recognized it as acquired in-process research and development expenses in the consolidated statement of operations and comprehensive loss in 2020.

In September 2020, Juventas and its shareholders (including CASI Biopharmaceuticals (Wuxi) Co., Ltd (“CASI Biopharmaceuticals”), a subsidiary of the Company, ) agreed to certain terms and conditions required by a new third-party investor to facilitate the Series B financing of Juventas, pursuant to which the Company agreed to amend and supplement the original licensing agreement (the "Supplementary Agreement") by agreeing to pay Juventas certain percentage of net profits generated from commercial sales of CNCT19 in addition to the royalty fee payment calculated as a percentage of net sales. The Supplementary Agreement also specifies a minimum annual target net profit to be distributed to Juventas and certain other terms and obligations. In return, the Company obtained additional equity interests in Juventas.

Under the Supplementary Agreement, Juventas and the Company will jointly market CNCT19, including, but not limited to, establishing medical teams, developing medical strategies, conducting post-marketing clinical studies, establishing Standardized Cell Therapy Centers, establishing and training providers with respect to cell therapy, testing for cell therapy, and monitoring quality controls (cell collection and transfusion, etc.), and patient management (adverse reactions treatment, patients’ follow-up visits, and establishment of a database). The Company also will reimburse Juventas for a portion of Juventas’ marketing expenses as reviewed and approved by a joint commercial committee to be constituted. The Company will continue to be responsible for recruiting and establishing a sales team to commercialize CNCT19.

In September 2022, CASI Biopharmaceuticals entered into an Equity Transfer Agreement to transfer its equity interest in Juventas in the amount of RMB 240.9 million (approximately $33.8 million) to a limited partnership enterprise (see Note 3). The Exclusive License Agreement is still effective after this equity transfer.

BioInvent International AB

In October 2020, the Company entered into an exclusive licensing agreement with BioInvent International AB (“BioInvent”) for the development and commercialization of novel anti-FcγRIIB antibody, BI-1206, in Mainland China, Taiwan, Hong Kong and Macau. BioInvent is a biotechnology company focused on the discovery and development of first-in-class immune-modulatory antibodies for cancer immunotherapy. BI-1206 is being investigated in a Phase 1/2 trial, in combination with anti-PD1 therapy Keytruda® (pembrolizumab), in patients with solid tumors, and in a Phase 1/2a trial in combination with MabThera® (rituximab) in patients with relapsed/refractory non-Hodgkin lymphoma (NHL). The CASI Clinical Trial Application (CTA) was approved by China National Medical Products Administration (NMPA) in December 2021 and ethics committee approvals have been received in January of 2022. The Company obtained approval from Human Genetic Resources Administration of China (“HGRAC”) in April 2022. The Company is planning a Phase 1 study of BI-1206 in combination with rituximab with a single agent BI-1206 run in phase in patients with  NHL (mantle cell lymphoma, marginal zone lymphoma, and follicular lymphoma) to assess PK, safety and tolerability, select the Recommended Phase 2 Dose and assess early signs of clinical efficacy as part of its development program for BI-1206 in China. The study received regulatory approval from the China Center for Drug Evaluation (“CDE”) in the second quarter of 2022, and the first-patient dosing was achieved in the third quarter of 2022.

Under the terms of the agreement, BioInvent and CASI will develop BI-1206 in both hematological malignancies and solid tumors, with CASI responsible for commercialization in China and associated markets. CASI made a $5.9 million upfront payment in November 2020 to BioInvent and will pay up to $83 million in development and commercial milestone payments plus tiered royalties in the high-single to mid-double-digit range on net sales of BI-1206. Because BI-1206 underlying the acquired rights has not reached technological feasibility and has no alternative future uses, the Company expensed $5.9 million as acquired in-process research and development in 2020.

In conjunction with the license agreement entered into with BioInvent, the Company made a SEK 53.8 million investment in 1.2 million new shares of BioInvent, and 588,000 new warrants, each warrant with a right to subscribe for 1 new share in BioInvent within a period of five years and at a subscription price of SEK 78.50 per share. In the second quarter of 2022, the Company sold 275,000 ordinary shares of BioInvent for $1.3 million.

Black Belt Therapeutics Limited

In April 2019, the Company entered into a license agreement with Black Belt Therapeutics Limited (“Black Belt”) for exclusive worldwide rights to CID-103, an investigational anti-CD38 monoclonal antibody (Mab) (formerly known as TSK011010). The Company expects that its clinical materials and commercial inventory will be supplied by one or more contract manufacturers with whom the Company has contracted with. Under the terms of the agreement, CASI obtained global rights to CID-103 for an upfront payment of 5 million euros (approximately US$5.7 million) and would pay up to 2.75 million euros (approximately $2.93 million) and $40.75 million in development milestone payments and certain royalties based on sales milestones. In June 2021, the Company achieved the First-Patient-In (FPI) in the Phase 1 dose escalation and expansion study of CID-103, and made US$750,000 milestone payment in June 2021 and €250,000 (approximately $305,000) payment in August 2021 under the terms of the agreement. Because CID-103 underlying the acquired rights has not yet reached technological feasibility and has no alternative uses, the Company expensed 5 million euros and $1.1 million as acquired in-process research and development, respectively, in 2019 and 2021. As mentioned above, in May 2022, the Company entered into the Sublicense Agreement to grant PAT an exclusive, perpetual, worldwide license, for the investigational anti-CD38 monoclonal antibody TSK011010.

Cleave Therapeutics, Inc.

In March 2021, the Company entered into an exclusive license with Cleave Therapeutics, Inc. (“Cleave”) for the development and commercialization of CB-5339, an oral novel VCP/p97 inhibitor, in both hematological malignancies and solid tumors, in Mainland China, Hong Kong, Macau and Taiwan.  Cleave is a clinical-stage biopharmaceutical company focused on valosin-containing protein (VCP)/p97 as a novel target in protein homeostasis, DNA damage response and other cellular stress pathways for therapeutic use in the treatment of patients with cancer.  Cleave and the Company will develop CB-5339 in both hematological malignancies and solid tumors, with CASI responsible for development and commercialization in China and associated markets. The Company paid a $5.5 million upfront payment to Cleave in 2021 and will pay up to $74 million in development and commercial milestone payments plus tiered royalties in the high-single to mid-double-digit range on net sales of CB-5339.

CB-5339 is being evaluated by Cleave in a Phase 1 clinical trial in patients with acute myeloid leukemia (AML) and myelodysplastic syndrome (MDS). Because CB-5339 has not yet reached technological feasibility and has no alternative future uses, the Company expensed the $5.5 million upfront payment as acquired in-process research and development in 2021.

Pharmathen Global BV

On October 29, 2019, the Company entered into an exclusive distribution agreement with Pharmathen Global BV (“Pharmathen”) for the development and distribution of octreotide long acting injectable (Octreotide LAI) microsphere in China.  Octreotide LAI formulations, which are approved in various European countries, are considered a standard of care for the treatment of acromegaly and the control of symptoms associated with certain neuroendocrine tumors. The Company paid and expensed an upfront payment of 1 million euros ($1.1 million) in 2019 and milestone payment of 1.5 million euros ($1.7 million) in 2020 with achievements of certain milestones. In the first quarter of 2023, the Company entered into a Termination Agreement and Release with Pharmathen, pursuant to which both parties agreed to terminate the 2019 exclusive distribution license agreement with respect to product Octreotide LAI, and Pharmathen refunded 1.25 million euros ($1.3 million) to the Company.

Riemser Pharma GmbH

In August 2019, the Company entered into a distribution agreement in China with Riemser Pharma GmbH (“Riemser”) to a novel formulation of thiotepa, a chemotherapeutic agent, which has multiple potential indications including use as a conditioning treatment for use prior to allogenic hematopoietic stem cell transplantation. Thiotepa has a long history of established use in the hematology/oncology setting. Pursuant to the distribution agreement, CASI obtained the exclusive distribution right of the products in China, and Riemser will be responsible for manufacturing and supplying CASI with clinical materials and commercial inventory. The Company is applying for generic registration and, subject to regulatory and marketing approvals, the Company intends to advance and commercialize this product in China. In January 2020, Riemser was acquired by Esteve Healthcare, S.L. (“ESTEVE”), an international pharmaceutical company headquartered in Barcelona, Spain. In November 2022, the Company entered into an Amendment with Esteve, pursuant to which the Company and Esteve will equally share the costs of clinical trials (if any) for the registration of Thiotepa in China. After the product is launched, the Company will be subject to annual minimum purchase as prescribed in the agreement.